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                              Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606


October 3, 2000


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Floating Rate Fund (File Nos. 333-85439 and 811-09553)
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     Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of Nuveen Floating Rate Fund (the "Fund"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the prospectus dated September 28, 2000 for the Fund and the Statement of Additional Information also dated September 28, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Fund's Post-Effective Amendment No. 1 which was filed via EDGAR, on September 28, 2000.

Please contact me at (312) 917-7901 should you have any questions or comments concerning this filing.


Sincerely,

/s/ Nicholas Dalmaso

Nicholas Dalmaso